Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE INFORMATION
Our compensation programs are designed to align compensation with business objectives and Company financial performance, and to attract, retain, motivate, focus, and reward executives in order to enhance the long-term growth and profitability of the Company, foster stockholder value creation, and align executives’ interests with those of our stockholders.
To this end, a substantial portion of our executives’ total compensation is variable and dependent on performance. Variable compensation includes our annual and long-term incentives, with incentive plan payouts tied to the Company’s operating income, relative TSR, and individual performance criteria. The compensation program design combined with rigorous absolute and relative incentive goals helps align executive compensation and Company performance over the long-term.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
the Pay vs. Performance disclosure provides an additional snapshot perspective on pay and performance alignment by evaluating the link between “Compensation Actually Paid,” defined by the SEC and referred to below as “CAP,” and various measures of market and financial performance. The following table shows the past five fiscal years’ total compensation for our NEOs (including our principal executive officer (“PEO”), also referred to herein as our “CEO”) as set forth in the Summary Compensation Table (“SCT”), the CAP paid to our NEOs, the Company’s cumulative total shareholder return (“TSR”), the combined TSR of our selected peer group, our net income, and our pro-forma
operating income, which, in our assessment, represents our most important financial performance measure to link compensation actually paid to our NEOs for the most recently completed fiscal year.
Pay Versus Performance Table

					Value of initial fixed $100 Investment(2)
Year	Reported Summary Compensation Table Total for PEO($)	Compensation Actually Paid to PEO(5)($)	Average Reported Summary Compensation Table Total for Non-PEO NEOs(1)($)	Average Compensation Actually Paid Non-PEO NEOs(1)(5)($)	Company Total Shareholder Return($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in millions) ($)	PF Op Income (in millions) (4)($)
2025	9,507,546	35,684,996	3,620,142	12,953,859	526.29	477.05	230.5	319.3
2024	7,168,732	(5,130,731)	2,617,983	(2,369,792)	383.74	491.01	179.8	261.9
2023	8,423,593	30,372,331	3,036,107	11,493,108	495.46	277.14	333.9	251.9
2022	7,130,474	19,432,713	3,160,306	5,746,805	260.04	137.05	(14.3)	256.2
2021	5,761,497	13,591,885	1,538,175	1,940,042	213.36	219.49	18.3	210.5

(1)	The NEOs for each applicable year are:

•	2023-2025: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, and John Shinn.

•
2022: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, John Shinn, and Keith Jones. Mr. Jones resigned from his position as Vice President, Finance, and Interim Chief Financial Officer effective as of August 5, 2022.

•
2021: PEO: Luc Seraphin. Other NEOs: Sean Fan, John Shinn, Keith Jones, Jae Kim, and Rahul Mathur. Mr. Kim resigned from his position as Senior Vice President, General Counsel and Secretary effective as of February 19, 2021. Mr. Mathur resigned from his position of Senior Vice President, Finance and Chief Financial Officer effective as of November 15, 2021.

(2)	Cumulative TSR at each fiscal year end is measured as of a base period starting as of December 31, 2020.
(3)
The peer group used for relative TSR is the RDG Semiconductor Composite Index, comprising 72 constituent companies, which is the same peer group the Company uses for its Item 201(e) of Regulation
S-K
disclosure

(4)
The Company-selected measure is
pro-forma
operating income, as described in our CD&A section of the proxy.
Pro-forma
operating income is a
non-GAAP
measure that consists of GAAP operating income, adjusted for stock-based compensation expense, amortization expense, certain acquisition related expenses, retention bonuses, restructuring expenses, impairment charges, non-cash
interest expense and certain other
one-time
or extraordinary expenses or credits and, as described in the CD&A section of the proxy, was also adjusted for Customer Licensing Income. Other one-time
or extraordinary expense or income items may be excluded from pro-forma
operating income as determined by the Compensation and Human Resources Committee.

(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (a djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive retirement plans and does not pay dividends on equity award
s,
and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total($)	Deduct SCT Stock & Option Awards($)	Add Year-End Value of Unvested Equity Granted in Year($)	Add Change in Value of Unvested Awards Granted in Prior Years($)	Add Change in Value of Vested Equity Granted in Year($)	Add Change in Value of Vested Equity Granted in Prior Years($)	Compensation Actually Paid Totals($)
2025	PEO	9,507,546	7,898,072	18,082,959	7,820,964	0	8,171,598	35,684,996
	Other NEO*	3,620,142	2,810,001	6,202,985	2,521,333	0	3,419,401	12,953,859
2024	PEO	7,168,732	5,737,849	4,948,403	(3,587,625)	0	(7,922,391)	(5,130,731)
	Other NEO*	2,617,983	1,846,842	1,588,595	(2,333,628)	0	(2,395,901)	(2,369,792)
2023	PEO	8,423,593	7,190,089	11,012,250	10,245,511	0	7,881,066	30,372,331
	Other NEOs*	3,036,107	2,308,102	3,526,754	5,965,043	0	1,273,305	11,493,108
2022	PEO	7,130,474	5,857,203	8,872,767	3,476,967	0	5,809,709	19,432,713
	Other NEOs*	3,160,306	2,492,078	4,235,555	430,855	0	412,167	5,746,805
2021	PEO	5,761,497	4,511,773	6,755,857	3,551,346	0	2,034,959	13,591,885
	Other NEOs*	1,538,175	1,055,024	774,181	324,841	0	357,869	1,940,042

*	Presented on an averaged basis.

Company Selected Measure Name	pro-forma operating income
Named Executive Officers, Footnote
(1)	The NEOs for each applicable year are:

•	2023-2025: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, and John Shinn.

•
2022: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, John Shinn, and Keith Jones. Mr. Jones resigned from his position as Vice President, Finance, and Interim Chief Financial Officer effective as of August 5, 2022.

•
2021: PEO: Luc Seraphin. Other NEOs: Sean Fan, John Shinn, Keith Jones, Jae Kim, and Rahul Mathur. Mr. Kim resigned from his position as Senior Vice President, General Counsel and Secretary effective as of February 19, 2021. Mr. Mathur resigned from his position of Senior Vice President, Finance and Chief Financial Officer effective as of November 15, 2021.

Peer Group Issuers, Footnote	The peer group used for relative TSR is the RDG Semiconductor Composite Index, comprising 72 constituent companies, which is the same peer group the Company uses for its Item 201(e) of Regulation
S-K
	disclosure
PEO Total Compensation Amount	$ 9,507,546	$ 7,168,732	$ 8,423,593	$ 7,130,474	$ 5,761,497
PEO Actually Paid Compensation Amount	$ 35,684,996	(5,130,731)	30,372,331	19,432,713	13,591,885
Adjustment To PEO Compensation, Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (a djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive retirement plans and does not pay dividends on equity award
s,
and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total($)	Deduct SCT Stock & Option Awards($)	Add Year-End Value of Unvested Equity Granted in Year($)	Add Change in Value of Unvested Awards Granted in Prior Years($)	Add Change in Value of Vested Equity Granted in Year($)	Add Change in Value of Vested Equity Granted in Prior Years($)	Compensation Actually Paid Totals($)
2025	PEO	9,507,546	7,898,072	18,082,959	7,820,964	0	8,171,598	35,684,996
	Other NEO*	3,620,142	2,810,001	6,202,985	2,521,333	0	3,419,401	12,953,859
2024	PEO	7,168,732	5,737,849	4,948,403	(3,587,625)	0	(7,922,391)	(5,130,731)
	Other NEO*	2,617,983	1,846,842	1,588,595	(2,333,628)	0	(2,395,901)	(2,369,792)
2023	PEO	8,423,593	7,190,089	11,012,250	10,245,511	0	7,881,066	30,372,331
	Other NEOs*	3,036,107	2,308,102	3,526,754	5,965,043	0	1,273,305	11,493,108
2022	PEO	7,130,474	5,857,203	8,872,767	3,476,967	0	5,809,709	19,432,713
	Other NEOs*	3,160,306	2,492,078	4,235,555	430,855	0	412,167	5,746,805
2021	PEO	5,761,497	4,511,773	6,755,857	3,551,346	0	2,034,959	13,591,885
	Other NEOs*	1,538,175	1,055,024	774,181	324,841	0	357,869	1,940,042

*	Presented on an averaged basis.

Non-PEO NEO Average Total Compensation Amount	$ 3,620,142	2,617,983	3,036,107	3,160,306	1,538,175
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,953,859	(2,369,792)	11,493,108	5,746,805	1,940,042
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (a djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive retirement plans and does not pay dividends on equity award
s,
and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total($)	Deduct SCT Stock & Option Awards($)	Add Year-End Value of Unvested Equity Granted in Year($)	Add Change in Value of Unvested Awards Granted in Prior Years($)	Add Change in Value of Vested Equity Granted in Year($)	Add Change in Value of Vested Equity Granted in Prior Years($)	Compensation Actually Paid Totals($)
2025	PEO	9,507,546	7,898,072	18,082,959	7,820,964	0	8,171,598	35,684,996
	Other NEO*	3,620,142	2,810,001	6,202,985	2,521,333	0	3,419,401	12,953,859
2024	PEO	7,168,732	5,737,849	4,948,403	(3,587,625)	0	(7,922,391)	(5,130,731)
	Other NEO*	2,617,983	1,846,842	1,588,595	(2,333,628)	0	(2,395,901)	(2,369,792)
2023	PEO	8,423,593	7,190,089	11,012,250	10,245,511	0	7,881,066	30,372,331
	Other NEOs*	3,036,107	2,308,102	3,526,754	5,965,043	0	1,273,305	11,493,108
2022	PEO	7,130,474	5,857,203	8,872,767	3,476,967	0	5,809,709	19,432,713
	Other NEOs*	3,160,306	2,492,078	4,235,555	430,855	0	412,167	5,746,805
2021	PEO	5,761,497	4,511,773	6,755,857	3,551,346	0	2,034,959	13,591,885
	Other NEOs*	1,538,175	1,055,024	774,181	324,841	0	357,869	1,940,042

*	Presented on an averaged basis.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Tabular List of Performance Measures

Pro-forma Operating Income

Relative TSR

Product Revenue

Total Shareholder Return Amount	$ 526.29	383.74	495.46	260.04	213.36
Peer Group Total Shareholder Return Amount	477.05	491.01	277.14	137.05	219.49
Net Income (Loss)	$ 230,500,000	$ 179,800,000	$ 333,900,000	$ (14,300,000)	$ 18,300,000
Company Selected Measure Amount	319,300,000	261,900,000	251,900,000	256,200,000	210,500,000
PEO Name	Luc Seraphin
Measure:: 1
Pay vs Performance Disclosure
Name	Pro-forma Operating Income
Non-GAAP Measure Description
(4)
The Company-selected measure is
pro-forma
operating income, as described in our CD&A section of the proxy.
Pro-forma
operating income is a
non-GAAP
measure that consists of GAAP operating income, adjusted for stock-based compensation expense, amortization expense, certain acquisition related expenses, retention bonuses, restructuring expenses, impairment charges, non-cash
interest expense and certain other
one-time
or extraordinary expenses or credits and, as described in the CD&A section of the proxy, was also adjusted for Customer Licensing Income. Other one-time
or extraordinary expense or income items may be excluded from pro-forma
operating income as determined by the Compensation and Human Resources Committee.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Product Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,898,072)	$ (5,737,849)	$ (7,190,089)	$ (5,857,203)	$ (4,511,773)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,082,959	4,948,403	11,012,250	8,872,767	6,755,857
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,820,964	(3,587,625)	10,245,511	3,476,967	3,551,346
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,171,598	(7,922,391)	7,881,066	5,809,709	2,034,959
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,810,001)	(1,846,842)	(2,308,102)	(2,492,078)	(1,055,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,202,985	1,588,595	3,526,754	4,235,555	774,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,521,333	(2,333,628)	5,965,043	430,855	324,841
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,419,401	$ (2,395,901)	$ 1,273,305	$ 412,167	$ 357,869